EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Earnings per share - Continuing operations (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Net income from continuing operations	$ 2,177,116	$ 4,002,967	$ 4,041,190
Less: participation of non- controlling interests	(1,438,113)	(2,114,072)	(1,862,010)
Net income attributable to owners of the parent	739,003	1,888,895	2,179,180
Less: Allocation of undistributed earnings to preferred stockholders, basic	(234,727)	(602,519)	(699,504)
Less: Allocation of undistributed earnings to preferred stockholders, diluted	(234,727)	(602,519)	(699,504)
Net Income allocated to common shareholders for basic EPS	504,276	1,286,376	1,479,676
Net Income allocated to common shareholders for diluted EPS	$ 504,276	$ 1,286,376	$ 1,479,676
Weighted average number of common shares outstanding used in basic EPS calculation	16,202,376,163	15,760,496,801	15,128,947,661
Basic earnings per share to common shareholders (in Colombian pesos)	$ 31.12	$ 81.62	$ 97.80
Diluted earnings per share to common shareholders (in Colombian pesos)	31.12	81.62	97.80
Basic earnings per ADS (in Colombian pesos)	622.47	1,632.41	1,956.09
Diluted earnings per ADS (in Colombian pesos)	$ 622.47	$ 1,632.41	$ 1,956.09
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)	23,743,475,754	23,142,465,372	22,281,017,159